Lease (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Lease [Line Items]
Average interest rate	4.35%
Cash payments for operating leases	$ 140,893
Operating lease principal payments	129,771
Operating lease interest payments	$ 11,122
Minimum [Member]
Lease [Line Items]
Lease term	2 years
Maximum [Member]
Lease [Line Items]
Lease term	3 years